Loans receivable (Tables)	12 Months Ended
Dec. 31, 2015
Loans receivable [Abstract]
Summary of loans receivable
	As of December 31,
	2014	2015
	RMB	RMB
Entrusted loans	15,500	3,600
Convertible loan	-	549,145
Total	15,500	552,745

Schedule of significant inputs used to estimate the fair value of the Call Option
Transaction date
Risk free rate of interest	2.38%
Dividend Yield	0%
Maturity Date	2015/12/31
Volatility	55%

Schedule of allocation and movement of the Convertible Loan
RMB
Initial investment amount	558,000
Allocation to Call Option	(16,000)
Recognized the interest income	7,145
Total	549,145